Taxation (Components of Income before Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income/(loss) before income tax expense
Income from Chinese mainland operations			$ 37,146	$ 153,708	$ 154,514
Income/(loss) from non-Chinese mainland operations			3,459	(22,141)	(57,815)
Income before income tax expense			40,605	131,567	96,699
Income tax expense applicable to Chinese mainland operations
Current tax			27,735	31,089	24,255
Deferred tax			22,524	26,207	102,652
Subtotal income tax expense applicable to Chinese mainland operations			50,259	57,296	126,907
Non-Chinese mainland income tax expense			7,534	4,817	6,207
Non-Chinese mainland withholding tax expense			153	183	112
Total income tax expense from continuing operations			57,946	62,296	133,226
Additional income tax withholded in disribution of cash dividends	$ 88,000	$ 47,000
CHINA
Income tax expense applicable to Chinese mainland operations
Total income tax expense from continuing operations			50,300	57,300	126,900
Accrued Income Taxes			46,600	48,400	40,700
Additional income tax withholded in disribution of cash dividends					88,000
Reversal of Accrued Income Taxes					6,900
United States
Income tax expense applicable to Chinese mainland operations
Non-Chinese mainland income tax expense			$ 8,000	$ 5,000	$ 6,000